LEGG MASON GLOBAL ASSET MANAGEMENT TRUST

SUPPLEMENT DATED DECEMBER 20, 2013

TO THE SUMMARY PROSPECTUS AND PROSPECTUS,

EACH DATED MARCH 1, 2013, OF

LEGG MASON CAPITAL MANAGEMENT SPECIAL INVESTMENT TRUST

The section of the fund's Summary Prospectus and Prospectus titled "Principal investment strategies" is deleted and replaced with the following:

The fund invests primarily in equity securities and securities convertible into equity securities. While the fund may invest in companies of any size, the portfolio managers expect that under normal circumstances, the fund will invest the majority of its total assets in the securities of companies that are in the small-cap market capitalization range or in "special situations," at the time of purchase. Market capitalization is not a factor when determining whether to invest in companies that are involved in "special situations." The portfolio managers define special situations as companies undergoing unusual or possibly one-time developments that, in the opinion of the portfolio managers, make them attractive for investment. The fund will not invest more than 20% of its total assets in securities of companies involved in reorganizations or restructurings in connection with bankruptcy proceedings, at the time of investment. The portfolio managers follow a value discipline in selecting securities, and therefore seek to purchase securities at large discounts to the portfolio managers' assessment of their intrinsic value.

The fund may also invest in debt securities, including securities of issuers involved in special situations, as defined above. The fund may invest up to 35% of its total assets in debt securities rated below investment grade (i.e., below BBB/Baa), commonly known as "junk bonds," and unrated securities judged by the adviser to be below investment grade.

The fund may take temporary defensive and cash management positions; in such a case, the fund will not be pursuing its principal investment strategies and may not achieve its investment objective.

The following supplements the section of the fund's Summary Prospectus and Prospectus titled "Performance":

Effective February 1, 2014, the fund will change its performance benchmark from the S&P MidCap 400 Index to the Russell 2000 Index. The Russell 2000 Index measures the performance of the small-cap segment of the U.S. equity market. The Russell 2000 Index will better reflect the changes in the fund's investment universe as described in this supplement.